SEGMENT AND DISAGGREGATED REVENUE INFORMATION - Property, Plant and Equipment (Details) - USD ($) $ in Millions	Jan. 01, 2022	Jan. 02, 2021	Dec. 28, 2019
Property, plant and equipment, net
Property, plant and equipment, net	$ 1,477.7	$ 1,343.7	$ 1,210.7
U.S.
Property, plant and equipment, net
Property, plant and equipment, net	524.0	403.1	366.9
International
Property, plant and equipment, net
Property, plant and equipment, net	953.7	940.6	843.8
China Including HongKong
Property, plant and equipment, net
Property, plant and equipment, net	$ 290.0	$ 297.0	$ 282.0